COMMITMENTS AND CONTINGENCIES - Commitments - Total Commitments (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Total Commitments
Total	$ 932,493
2019	144,001
2020	139,168
2021	161,470
2022	135,200
2023	134,937
Thereafter	$ 217,717